Acquisitions (Details) € in Millions, £ in Millions, kr in Millions		3 Months Ended	5 Months Ended	9 Months Ended
	Mar. 02, 2018 SEK (kr)	Sep. 30, 2018 EUR (€)	Sep. 30, 2018 EUR (€)	Sep. 30, 2018 EUR (€)	Sep. 30, 2017 EUR (€)	Jul. 02, 2018 GBP (£)	Jul. 02, 2018 EUR (€)	Apr. 21, 2018 GBP (£)	Apr. 21, 2018 EUR (€)	Mar. 02, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of detailed information about business combination [line items]
Total assets		€ 5,213.1	€ 5,213.1	€ 5,213.1							€ 4,601.7
Total liabilities		3,209.7	3,209.7	3,209.7							€ 2,749.1
Consideration paid (received)				474.9
Cash and cash equivalents acquired				(9.8)
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities				465.1	€ 0.0
Acquisition-related costs				8.9
Revenue of combined entity as if combination occurred at beginning of period				1,672.7
Profit (loss) of combined entity as if combination occurred at beginning of period				€ 181.6
Goodfella's Pizza [Member]
Disclosure of detailed information about business combination [line items]
Cash transferred								£ 210	€ 239.0
Intangible assets									158.0
Property, plant and equipment									33.2
Current assets recognised as of acquisition date									7.5
Inventories									10.7
Deferred tax assets									0.9
Total assets									210.3
Current liabilities									30.9
Deferred tax liabilities									22.6
Total liabilities									53.5
Total identifiable net assets acquired									(156.8)
Total purchase consideration									239.0
Goodwill									€ 82.2
Revenue of acquiree since acquisition date			65.2
Profit (loss) of acquiree since acquisition date			€ 5.5
Toppfrys AB [Member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets acquired										€ 0.1
Total purchase consideration	kr 17.0									1.7
Goodwill										€ 1.8
Percentage of voting equity interests acquired	60.00%									60.00%
Investments in subsidiaries	kr 13.6									€ 1.5
Proportion of voting rights held by non-controlling interests	40.00%			40.00%
Aunt Bessie's [Member] [Member]
Disclosure of detailed information about business combination [line items]
Cash transferred						£ 209	€ 236.0
Intangible assets							204.2
Property, plant and equipment							24.2
Current assets recognised as of acquisition date							19.5
Inventories							13.2
Total assets							261.1
Current liabilities							18.8
Deferred tax liabilities							36.8
Total liabilities							55.6
Total identifiable net assets acquired							(205.5)
Total purchase consideration							235.9
Goodwill							€ 30.4
Revenue of acquiree since acquisition date		27.4
Profit (loss) of acquiree since acquisition date		€ 2.3
Toppfrys AB [Member] | Toppfrys AB [Member]
Disclosure of detailed information about business combination [line items]
Investments in subsidiaries	kr 30.6									€ 3.2